PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Index Solution 2025 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 40 .0%
1,446,426  Schwab U.S. TIPS
ETF
$ 73,030,049
7 .1
86,718  Vanguard Long-Term
Treasury ETF
4,813,716
0 .5
287,296  Vanguard Short-Term
Bond ETF
21,596,040
2 .1
6,207,514
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
290,802,788
28 .2
629,732  Xtrackers USD High
Yield Corporate Bond
ETF
21,347,915
2 .1
Total Exchange-Traded
Funds
(Cost $435,080,982)
411,590,508
40 .0
MUTUAL FUNDS : 59 .7%
Affiliated Investment Companies : 59 .7%
7,602,221
(1)
Voya U.S. Bond Index
Portfolio - Class I
66,519,434
6 .5
3,981,454
(1)(2)
Voya VACS Index
Series Emerging
Markets Portfolio
40,770,089
4 .0
11,990,680
(1)
Voya VACS Index
Series I Portfolio
117,868,387
11 .5
3,144,808
(1)
Voya VACS Index
Series MC Portfolio
30,347,393
2 .9
31,756,122
(1)
Voya VACS Index
Series S Portfolio
337,885,139
32 .8
2,114,313
(1)
Voya VACS Index
Series SC Portfolio
20,424,263
2 .0
613,814,705
59 .7
Total Mutual Funds
(Cost $602,242,788)
613,814,705
59 .7
Total Long-Term
Investments
(Cost $1,037,323,770)
1,025,405,213
99 .7
Total Investments in
Securities
(Cost $1,037,323,770) $ 1,025,405,213 99 .7
Assets in Excess of
Other Liabilities 3,374,265 0.3
Net Assets $ 1,028,779,478 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Index Solution 2025 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 411,590,508 $ — $ — $ 411,590,508
Mutual Funds 613,814,705 — — 613,814,705
Total Investments, at fair value $ 1,025,405,213 $ — $ — $ 1,025,405,213
Other Financial Instruments+
Futures 769,540 — — 769,540
Total Assets $ 1,026,174,753 $ — $ — $ 1,026,174,753
Liabilities Table
Other Financial Instruments+
Futures $ (1,079,792) $ — $ — $ (1,079,792)
Total Liabilities $ (1,079,792) $ — $ — $ (1,079,792)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ — $ 58,468,888 $ (58,468,888) $ — $ — $ 1,244,478 $ (1,642,004) $ —
Voya Emerging Markets Index
Portfolio - Class P2
64,706,360 11,119,671 (90,055,275) 14,229,244 — — (12,252,143) —
Voya International Index Portfolio -
Class P2
84,795,785 214,951 (84,508,870) (501,866) — — 7,488,275 —
Voya Russell™  Mid Cap Index
Portfolio - Class P2
30,810,862 6,101,246 (44,000,330) 7,088,222 — — (4,598,494) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 20,799,739 (20,799,739) — — — 1,681,158 —
Voya Russell™ Small Cap Index
Portfolio - Class P2
20,136,601 938,796 (27,191,752) 6,116,355 — — (4,840,699) —
Voya U.S. Bond Index Portfolio -
Class I
— 111,754,200 (41,938,982) (3,295,784) 66,519,434 1,650,301 (596,801) —
Voya U.S. Bond Index Portfolio -
Class P2
351,423,221 7,662,971 (412,628,124) 53,541,932 — 1,373,649 (45,078,697) —
Voya U.S. Stock Index Portfolio -
Class P2
332,195,007 8,973,226 (374,331,706) 33,163,473 — — (12,464,990) —
Voya VACS Index Series Emerging
Markets Portfolio
— 53,977,584 (12,327,096) (880,399) 40,770,089 — 784,720 —
Voya VACS Index Series I Portfolio
— 130,287,474 (10,056,364) (2,362,723) 117,868,387 — 86,510 —
Voya VACS Index Series MC
Portfolio
— 39,643,503 (8,203,226) (1,092,884) 30,347,393 — (137,869) —
Voya VACS Index Series S
Portfolio
— 375,509,437 (57,459,799) 19,835,501 337,885,139 — 2,965,564 —
Voya VACS Index Series SC
Portfolio
— 24,741,178 (3,685,121) (631,794) 20,424,263 — 32,457 —

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Index Solution 2025 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VRIAC Contract
$ 52,079,944 $ 162,056 $ (52,242,000) $ — $ — $ — $ 906,473 $ —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
— 314,344,287 (4,567,000) (18,974,499) 290,802,788 8,203,260 (30,179) —
$ 936,147,780 $ 1,164,699,207 $ (1,302,464,272) $ 106,234,778 $ 904,617,493 $ 12,471,688 $ (67,696,719) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond 121 12/19/23 $ 14,361,187 $ (1,079,792)
$ 14,361,187 $ (1,079,792)
Short Contracts:
S&P 500 E-Mini (72) 12/15/23 (15,571,800) 769,540
$ (15,571,800) $ 769,540
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 19,857,060
Gross Unrealized Depreciation (31,775,617)
Net Unrealized Depreciation $ (11,918,557)